DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Sensitivity Analysis (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Ball & Racquet Sports
Depreciation, amortization and impairment by function
Amount by which estimated recoverable amount exceeded carrying amount	$ 108.0	$ 448.8
Winter Sports Equipment
Depreciation, amortization and impairment by function
Amount by which estimated recoverable amount exceeded carrying amount	31.0	95.3
Peak Performance
Depreciation, amortization and impairment by function
Amount by which estimated recoverable amount exceeded carrying amount	$ 46.0	$ 66.5